Document And Entity Information	12 Months Ended
Sep. 30, 2022 shares
Document Information Line Items
Entity Registrant Name	Huadi International Group Co., Ltd.
Trading Symbol	HUDI
Document Type	20-F/A
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	13,239,182
Amendment Flag	true
Amendment Description	The sole purpose of this Amendment No. 1 to the Annual Report on Form 20-F of Huadi International Group Co., Ltd. for the year ended September 30, 2022, filed with the Securities and Exchange Commission on February 15, 2022 (the “Form 20-F”), is to file new Exhibits 12.1, 12.2, 13.1 and 13.2 which replace the previously filed versions of those exhibits and to furnish Exhibit 101 to the Form 20-F in accordance with Rule 405 of Regulation S-T. Exhibit 101 to the Form 20-F provides the consolidated financial statements and related notes from the Form 20-F formatted in eXtensible Business Reporting Language (“XBRL”)
Entity Central Index Key	0001791725
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38146
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 1688 Tianzhong Street
Entity Address, Address Line Two	Longwan District
Entity Address, City or Town	Wenzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	325025
Title of 12(b) Security	Ordinary shares, par value 0.0002 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6706
Auditor Name	TPS Thayer, LLC
Auditor Location	Sugar Land, TX
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 1688 Tianzhong Street
Entity Address, Address Line Two	Longwan District
Entity Address, City or Town	Wenzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	325025
Contact Personnel Name	Huisen Wang
City Area Code	+86
Local Phone Number	057786598888
Contact Personnel Email Address	Huadi@huadigroup.com